Transactions and Balances with Related Parties (Details) - USD ($)		6 Months Ended
	Jan. 28, 2024	Jun. 30, 2024	Jun. 30, 2023
Transactions and Balances with Related Parties [Line Items]
Aggregated amount of granted options benefit		$ 3,000	$ 56,000
Aggregated amount of grant of restricted share units		31,000	67,000
Management fees	$ 20,000	10,000
Total aggregate for all loss		4,000,000
Premium amount		191,000
Deductible amount per claim		300,000
Total coverage		1,000,000,000,000
Related party transaction [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregated amount of granted options benefit		6,000	87,000
Aggregated amount of grant of restricted share units		$ 54,000	$ 115,000